Document And Entity Information - shares	3 Months Ended
	Mar. 31, 2017	Apr. 24, 2017
Document Information [Line Items]
Entity Registrant Name	ONEOK INC /NEW/
Entity Central Index Key	0001039684
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		210,909,327
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q1
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2017